UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Global Utilities Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value

Air freight and logistics (1.4%)

Deutsche Post AG (Germany)	65,062	$1,499,111

		1,499,111
Electric utilities (40.5%)

American Electric Power Co., Inc.	113,294	5,509,487

Duke Energy Corp.	84,000	6,097,560

Edison International	105,294	5,298,394

Energias de Portugal (EDP) SA (Portugal)	545,290	1,678,951

Entergy Corp.	6,114	386,649

Exelon Corp.	200	6,896

FirstEnergy Corp.	140,600	5,933,320

Iberdrola SA (Spain)	530,146	2,468,871

ITC Holdings Corp.	6,400	571,264

NextEra Energy, Inc.	74,700	5,802,696

Northeast Utilities	13,804	599,922

NV Energy, Inc.	85,662	1,715,810

OGE Energy Corp.	12,100	846,758

Pinnacle West Capital Corp.	5,297	306,643

Power Grid Corp. of India, Ltd. (India)	624,948	1,217,808

PPL Corp.	64,697	2,025,663

SSE PLC (United Kingdom)	185,843	4,190,506

		44,657,198
Gas utilities (8.4%)

China Resources Gas Group, Ltd. (China)	936,000	2,599,336

Questar Corp.	30,000	729,900

Snam SpA (Italy)	207,552	946,076

Tokyo Gas Co., Ltd. (Japan)	931,000	5,032,325

		9,307,637
Independent power producers and energy traders (12.7%)

AES Corp.	77,935	979,643

Calpine Corp.(NON)	312,756	6,442,774

Electric Power Development Co., Ltd. (Japan)	73,600	1,873,092

NRG Energy, Inc.	178,000	4,715,220

		14,010,729
Multi-utilities (26.7%)

Alliant Energy Corp.	23,958	1,202,212

Ameren Corp.	98,471	3,448,454

Centrica PLC (United Kingdom)	965,847	5,396,203

Dominion Resources, Inc.	35,800	2,082,844

E.ON AG (Germany)	33,868	591,295

GDF Suez (France)	77,163	1,485,650

National Grid PLC (United Kingdom)	445,931	5,183,408

National Grid PLC ADR (United Kingdom)(S)	64,700	3,753,247

PG&E Corp.(S)	48,799	2,173,019

Sempra Energy(S)	44,837	3,584,270

Wisconsin Energy Corp.	14,608	626,537

		29,527,139
Oil, gas, and consumable fuels (2.2%)

EQT Corp.	11,100	752,025

Origin Energy, Ltd. (Australia)	124,489	1,726,976

		2,479,001
Water utilities (6.7%)

American Water Works Co., Inc.	80,912	3,352,993

Severn Trent PLC (United Kingdom)	50,331	1,309,259

United Utilities Group PLC (United Kingdom)	255,825	2,754,036

		7,416,288

Total common stocks (cost $84,438,510)		$108,897,103

SHORT-TERM INVESTMENTS (7.0%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	946,454	$946,454

Putnam Cash Collateral Pool, LLC 0.19%(d)	5,917,900	5,917,900

U.S. Treasury Bills with effective yields ranging from 0.170% to 0.172%, May 30, 2013(SEGSF)	$501,000	500,858

U.S. Treasury Bills with effective yields ranging from 0.170% to 0.175%, May 2, 2013(SEGSF)	402,000	401,940

Total short-term investments (cost $7,767,152)		$7,767,152

TOTAL INVESTMENTS

Total investments (cost $92,205,662)(b)		$116,664,255

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $47,713,398) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$839,312	$828,237	$(11,075)
	Euro	Buy	6/19/13	1,057,600	1,070,776	(13,176)
Barclays Bank PLC
	British Pound	Sell	6/19/13	523,241	517,043	(6,198)
	Euro	Buy	6/19/13	2,584,488	2,620,718	(36,230)
	Hong Kong Dollar	Buy	5/15/13	5,449,489	5,456,995	(7,506)
	Japanese Yen	Sell	5/15/13	2,302,189	2,343,752	41,563
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	132,816	132,304	512
	British Pound	Sell	6/19/13	1,618,478	1,599,189	(19,289)
	Euro	Sell	6/19/13	226,500	235,183	8,683
Credit Suisse International
	British Pound	Buy	6/19/13	1,127,285	1,113,894	13,391
	Euro	Buy	6/19/13	3,417,255	3,464,999	(47,744)
	Japanese Yen	Buy	5/15/13	2,275,239	2,316,717	(41,478)
	New Zealand Dollar	Buy	4/17/13	203,045	204,629	(1,584)
Deutsche Bank AG
	Euro	Buy	6/19/13	2,477,138	2,512,037	(34,899)
Goldman Sachs International
	Euro	Buy	6/19/13	399,261	404,609	(5,348)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/13	439,842	438,205	1,637
	British Pound	Buy	6/19/13	933,936	922,578	11,358
	Euro	Buy	6/19/13	341,802	346,458	(4,656)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/19/13	2,416,782	2,388,105	(28,677)
	Canadian Dollar	Buy	4/17/13	2,053,244	2,086,479	(33,235)
	Euro	Sell	6/19/13	1,112,365	1,127,963	15,598
	Japanese Yen	Buy	5/15/13	127,777	136,021	(8,244)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	6/19/13	4,589,790	4,533,817	(55,973)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/13	221,117	219,515	1,602
	Euro	Sell	6/19/13	1,301,927	1,319,782	17,855
UBS AG
	Australian Dollar	Sell	4/17/13	502,870	500,848	(2,022)
	British Pound	Sell	6/19/13	2,277,352	2,249,872	(27,480)
	Euro	Buy	6/19/13	5,060,215	5,131,824	(71,609)
WestPac Banking Corp.
	British Pound	Buy	6/19/13	458,843	451,628	7,215
	Canadian Dollar	Sell	4/17/13	291,577	296,284	4,707
	Euro	Buy	6/19/13	530,852	538,312	(7,460)
	Japanese Yen	Buy	5/15/13	200,884	204,625	(3,741)

Total						$(343,503)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $110,402,825.
(b)	The aggregate identified cost on a tax basis is $92,314,870, resulting in gross unrealized appreciation and depreciation of $27,079,544 and $2,730,159, respectively, or net unrealized appreciation of $24,349,385.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,078,239	$3,410,214	$6,488,453	$314	$—
	Putnam Short Term Investment Fund *	$—	4,502,479	3,556,025	85	$946,454
	Totals	$3,078,239	$7,912,693	$10,044,478	$399	$946,454
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,848,164.
	The fund received cash collateral of $5,971,900, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $341,041 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.5%
	United Kingdom	20.4
	Japan	6.2
	China	2.3
	Spain	2.2
	Germany	1.9
	Australia	1.6
	Portugal	1.5
	France	1.3
	India	1.1
	Italy	1.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $372,020 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $224,978.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$752,025	$1,726,976	$—
Industrials	1,499,111	—	—
Utilities	94,196,430	10,722,561	—
Total common stocks	96,447,566	12,449,537	—
Short-term investments	946,454	6,820,698	—

Totals by level	$97,394,020	$19,270,235	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(343,503)	$—

Totals by level	$—	$(343,503)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$124,121	$467,624

Total	$124,121	$467,624

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)		$52,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013